Reverse Recapitalization and Private Placement (Tables)	12 Months Ended
Dec. 31, 2025
Reverse Recapitalization And Private Placement [Abstract]
Schedule of common stock following the merger and offering
The number of shares of Common Stock issued and outstanding following the consummation of the Merger and the Offering was as follows:

Shares
Common Stock held by Unite’s stockholder prior to the Merger	1,000,000
Private Blue Laser Fusion common stock, excluding restricted stock awards (recast for the Exchange Ratio)	3,000,633
Private Blue Laser Fusion restricted stock awards issued September 4, 2026 (recast for the Exchange Ratio)	505,098
Private Blue Laser Fusion convertible preferred stock, as converted (recast for the Exchange Ratio)	2,488,103
Common Stock issued in the initial closing of the Offering	910,265

Total Common Stock outstanding following the Merger and initial closing	7,904,099
Common Stock issued in the second closing of the Offering	122,285

Total Common Stock outstanding as of September 30, 2026	8,026,384